TRADE AND OTHER RECEIVABLES - Market Risk (Details) R in Millions, $ in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables		R 56.5		R 23.1
Currency Risk [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Percentage of reasonably possible change, market risk	20.00%	20.00%
Strengthening of the Rand against the US Dollar		R 0.0		(2.3)
Weakening of the Rand against the US Dollar		R 0.0		R 2.3
Foreign denomination [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables | $	$ 0.0		$ 1.3